Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Subcontractors and consultants	$4,793	$3,612	$628
Share-based compensation	889	1,592	1,969
Salaries and social benefits (see also note 12)	1,905	1,212	447
Others	1	-	38
	$7,588	$6,416	$3,082